General (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
General [Line Items]
Proportion of ownership interest	51.00%
Talasol Solar S.L. [Member]
General [Line Items]
Proportion of ownership interest	51.00%
Solar Plants [Member]
General [Line Items]
Proportion of ownership interest	51.00%
Dorad Energy Ltd. [Member]
General [Line Items]
Proportion of ownership interest	16.875%
Groen Gas Goor B.V. [Member]
General [Line Items]
Production capacity (in Euro)	€ 3.0
Groen Gas Oude-Tonge B.V. [Member]
General [Line Items]
Production capacity (in Euro)	3.8
Groen Gas Gelderland B.V [Member]
General [Line Items]
Production capacity (in Euro)	€ 9.5
Ellomay Pumped Storage (2014) Ltd. [Member]
General [Line Items]
Proportion of ownership interest	83.333%